[ZURICH KEMPER LIFE LETTERHEAD]


VIA EDGAR

August 30, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re: Kemper Investors Life Insurance Company ("KILICO") and KILICO Variable Separate Account
          ("Variable Separate Account")
          File No. 811-5025

Commissioners:

     Attached for filing, pursuant to Section 30(d) and Rule 30d-2 of the Investment Company Act of 1940 ("1940 Act"), is the most recent semi-annual report of the Variable Separate Account referenced above for the Zurich Kemper Lifeinvestor Variable Universal Life product ("Lifeinvestor"). The semi-annual report consists of a front and back cover binding the most recent semi-annual reports of the mutual fund subaccount options available through the Variable Separate Account for Lifeinvestor. Because the most recent semi-annual reports of the funds have been filed with the SEC by their respective Investment Managers/Advisers, KILICO is filing herewith only the front and back cover prepared by KILICO and hereby incorporates by reference the semi-annual reports of the underlying funds set forth below.

     The Variable Separate Account for Lifeinvestor includes the underlying fund options as follows:

     The Alger American Fund (File No. 811-5550)
     The Dreyfus Socially Responsible Growth Fund, Inc. (File No. 811-7044) Dreyfus Life & Annuity Index Fund d/b/a Dreyfus Stock Index Fund
      (File No. 811-5719)
     Dreyfus Variable Investment Fund (File No. 811-5125)
     Franklin Templeton Variable Insurance Products Trust (811-5479) Fidelity Variable Insurance Products Fund (File No. 811-03329)
     Janus Aspen Series (File No. 811-7736)
     Scudder Variable Life Investment Fund (File No. 811-04257)
     Kemper Variable Series (File No. 811-5002)

     Please call the undersigned at 847-969-3524 if you have any questions or comments.

Securities and Exchange Commission
August 30, 2000
Page 2



Yours truly,

/s/ Juanita M. Thomas
Juanita M. Thomas
Vice President and
 Assistant General Counsel

                                                     LOGO: ZURICH KEMPER

ZURICH KEMPER
Lifeinvestor (SM)
A Flexible Premium Variable Universal Life Insurance Policy


2000
Semi-Annual
Report

                                       Includes semi-annual reports for:

                                                 The Alger American Fund

                                        The Dreyfus Socially Responsible
                                                       Growth Fund, Inc.

                                       Dreyfus Life & Annuity Index Fund
                                            DBA Dreyfus Stock Index Fund

                                        Dreyfus Variable Investment Fund

                                             Franklin Templeton Variable
                                                Insurance Products Trust

                                             Fidelity Variable Insurance
                                                           Products Fund

                                                      Janus Aspen Series

                                                   Scudder Variable Life
                                                         Investment Fund

                                                  Kemper Variable Series

        Zurich Kemper Lifeinvestor (SM) is a flexible premium variable universal life insurance policy underwritten by Kemper Investors
                           Life Insurance Company,
   a Zurich Kemper Life company, Long Grove, IL, policy form series L-8521.
         Securities distributed by Investors Brokerage Services, Inc.



               Zurich Kemper Life.  The way life should be. (R)


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LINVST-SAN (8/00)


LOGO: ZURICH KEMPER
1 KEMPER DRIVE
LONG GROVE, IL  60049-0001